Deposits	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Deposits
10.	Deposits

					As at
	January 31, 2022						October 31 2021
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total
Personal	$9,455	$10,607	$164,216		$62,789	$247,067	$243,551
Business and government	174,195	36,347	53,286		295,788	559,616	511,348
Financial institutions	11,917	792	1,914		29,739	44,362	42,360
	$195,567	$47,746	$219,416	(4)	$388,316	$851,045	$797,259
Recorded in:
Canada	$139,255	$27,680	$177,726		$258,691	$603,352	$571,254
United States	43,159	154	9,854		47,548	100,715	87,626
United Kingdom	–	–	347		17,908	18,255	17,232
Mexico	–	6,102	7,799		12,272	26,173	24,259
Peru	5,155	43	5,938		4,377	15,513	14,520
Chile	3,273	6,704	172		12,080	22,229	20,631
Colombia	42	677	5,567		3,292	9,578	9,184
Other International	4,683	6,386	12,013		32,148	55,230	52,553
Total (5)	$195,567	$47,746	$219,416		$388,316	$851,045	$797,259
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $160 (October 31, 2021 – $193) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $295,809 (October 31, 2021 – $259,027), deposits denominated in Chilean pesos amount to $19,027 (October 31, 2021 – $17,841), deposits denominated in Mexican pesos amount to $23,696 (October 31, 2021 – $22,032) and deposits denominated in other foreign currencies amount to $95,595 (October 31, 2021 – $82,871).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2022	$46,763	$22,653	$36,392	$102,386	$21,922	$230,116
As at October 31, 2021	$34,829	$24,372	$30,918	$90,433	$20,688	$201,240
(1)	The majority of foreign term deposits are in excess of $100,000.